Debt (Details)	12 Months Ended						1 Months Ended				1 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended													1 Months Ended								12 Months Ended					3 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Private Equity Partnership Structures I, LLC (PEPS I) USD ($)	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt) USD ($)	Oct. 02, 2010 Hewitt Associates, Inc (Hewitt) USD ($)	Jul. 31, 2009 2005 Facility USD ($)	Oct. 31, 2010 Euro Facility	Dec. 31, 2011 Euro Facility USD ($)	Oct. 15, 2010 Euro Facility EUR (€)	Dec. 31, 2009 U.S. committed bank credit facility USD ($) Y	Dec. 31, 2009 Commercial paper and other short-term borrowings facility USD ($) Y	Jun. 30, 2011 2011 Term loan credit facility	Dec. 31, 2011 2011 Term loan credit facility USD ($)	Jun. 15, 2011 2011 Term loan credit facility USD ($)	Dec. 31, 2011 3.125% Senior notes due 2016 USD ($)	May 24, 2011 3.125% Senior notes due 2016 USD ($)	Dec. 31, 2011 4.76% CAD 375 senior unsecured debt securities due March 2018 USD ($)	Mar. 08, 2011 4.76% CAD 375 senior unsecured debt securities due March 2018 CAD	Aug. 31, 2010 2010 Term loan credit facility Y	Dec. 31, 2011 2010 Term loan credit facility USD ($)	Dec. 31, 2010 2010 Term loan credit facility USD ($)	Aug. 13, 2010 2010 Term loan credit facility USD ($)	Oct. 30, 2010 2010 Term loan credit facility Hewitt Associates, Inc (Hewitt) USD ($)	Dec. 31, 2011 8.205% Junior subordinated deferrable interest debentures due January 2027 USD ($)	Dec. 31, 2010 8.205% Junior subordinated deferrable interest debentures due January 2027 USD ($)	Dec. 31, 2011 6.25% EUR 500 debt securities due July 2014 USD ($)	Dec. 31, 2010 6.25% EUR 500 debt securities due July 2014 USD ($)	Jul. 02, 2009 6.25% EUR 500 debt securities due July 2014 USD ($)	Jul. 02, 2009 6.25% EUR 500 debt securities due July 2014 EUR (€)	Dec. 31, 2011 5.00% Senior notes due September 2020 USD ($)	Dec. 31, 2010 5.00% Senior notes due September 2020 USD ($)	Sep. 07, 2010 5.00% Senior notes due September 2020 USD ($)	Dec. 31, 2011 3.50% senior notes due September 2015 USD ($)	Dec. 31, 2010 3.50% senior notes due September 2015 USD ($)	Sep. 07, 2010 3.50% senior notes due September 2015 USD ($)	Apr. 30, 2011 5.05% CAD 375 debt securities due April 2011 CAD	Dec. 31, 2010 5.05% CAD 375 debt securities due April 2011 USD ($)	Dec. 31, 2010 5.05% CAD 375 debt securities due April 2011 CAD	Dec. 31, 2011 6.25% Senior notes due September 2040 USD ($)	Dec. 31, 2010 6.25% Senior notes due September 2040 USD ($)	Sep. 07, 2010 6.25% Senior notes due September 2040 USD ($)	Dec. 31, 2011 7.375% Debt securities due December 2012 USD ($)	Dec. 31, 2010 7.375% Debt securities due December 2012 USD ($)	Dec. 31, 2011 Notes USD ($)	Sep. 07, 2010 Notes USD ($)	Dec. 31, 2011 Other USD ($)	Dec. 31, 2010 Other USD ($)	Oct. 02, 2010 Senior Notes Hewitt Associates, Inc (Hewitt) USD ($)	Sep. 30, 2010 Bridge Loan Facility USD ($)	Aug. 13, 2010 Bridge Loan Facility USD ($)	Dec. 31, 2011 Commercial paper USD ($)
Debt Instrument
Debt face value															$ 450,000,000		$ 500,000,000		375,000,000										$ 653,000,000	€ 500,000,000			$ 600,000,000			$ 600,000,000			375,000,000			$ 300,000,000
Interest rate on debt (as a percent)																3.125%	3.125%	4.76%	4.76%						8.205%		6.25%		6.25%	6.25%	5.00%		5.00%	3.50%	3.50%	3.50%		5.05%	5.05%	6.25%		6.25%	7.375%
Total debt	4,492,000,000	4,506,000,000												428,000,000		500,000,000		368,000,000				975,000,000			687,000,000	687,000,000	653,000,000	667,000,000			598,000,000	598,000,000		597,000,000	597,000,000			372,000,000		297,000,000	297,000,000		225,000,000	225,000,000			139,000,000	88,000,000				50,000,000
Less short-term and current portion of long-term debt	337,000,000	492,000,000
Total long-term debt	4,155,000,000	4,014,000,000
New credit and loan facility									849,000,000	650,000,000		400,000,000											1,000,000,000																												1,500,000,000
Deferred financing cost amortization for Term Loan Credit Facility and Notes														2,000,000									26,000,000																							12,000,000
Deferred financing costs expense					14,000,000																																													14,000,000
(Loss) gain on extinguishment of debt	19,000,000	8,000,000	(5,000,000)																		19,000,000
Debt assumed on acquisition						346,000,000																																											299,000,000
Carrying value of debt related to hedging activities																													11,000,000
Amount borrowed under five-year multi-currency foreign credit facility (""Euro credit facility"")																								1,000,000,000
Commitment fees (in basis points)								87.50%				0.35%
Debt repayment							677,000,000														1,000,000,000																375,000,000
Term of credit facility (in years)											5	3								3
Cancellation of credit facility											600,000,000
Annualized interest rate including LIBOR (as a percent)														1.67%
Debt instrument base interest rate													LIBOR	LIBOR						LIBOR
Debt Instrument, Variable Rate														13.80%	1.38%								2.50%
Repurchase of debt held by PEPS I				47,000,000
Deferred financing cost amortization																																													$ 2,000,000